Income tax expense (Tables)	12 Months Ended
Dec. 31, 2024
Income tax expense [abstract]
Major Components of Income Tax Expense
(a)
Components of income tax expense:

	Year ended December 31,
	2022	2023	2024
	NT$000	NT$000	NT$000
Current income tax:
Current income tax on profits for the period	771,378	426,878	273,836
Income tax on unappropriated retained earnings	159,744	85,607	66,066
Prior year income tax overestimation	(255,935)	(182,778)	(127,768)
Total current income tax	675,187	329,707	212,134
Deferred income tax:
Relating to origination and reversal of temporary differences	(87,012)	(29,046)	(4,617)
Income tax expense	588,175	300,661	207,517

Deferred Tax Charged to Other Comprehensive Income
(b)
The income tax (charge)/credit relating to components of other comprehensive income are as follows:

	Year ended December 31,
	2022	2023	2024
	NT$000	NT$000	NT$000
Unrealized loss on valuation of financial assets at fair value through other comprehensive income	(12,559)	(51,638)	(3,458)
Remeasurement of defined benefit obligations	44,447	2,140	11,261
	31,888	(49,498)	7,803

Reconciliation of Income Tax Expense and Accounting Profit Before Income Tax
b)
Reconciliation of income tax expense and the accounting profit:

	Year ended December 31,
	2022	2023	2024
	NT$000	NT$000	NT$000
Tax calculated based on profit before tax and statutory tax rate	804,086	451,676	338,116
Effects from adjustments based on regulation	(131,873)	(74,094)	(38,880)
Gain (loss) on investment in associates	11,923	19,228	(31,151)
Prior year income tax overestimation	(255,935)	(182,778)	(127,768)
Income tax on unappropriated retained earnings	159,744	85,607	66,066
Effect of different tax rates in countries in which the Group operates	230	1,022	1,134
Income tax expense	588,175	300,661	207,517

Details of Deferred Tax Assets (Liabilities)
c)
The amounts of deferred tax assets or liabilities resulting from temporary differences and investment tax credits are as follows:

	2022
	January 1	Recognized in profit or loss	Recognized in other comprehensive income	December 31
	NT$000	NT$000	NT$000	NT$000
Deferred tax assets
Loss on inventories	24,317	(3,191)	—	21,126
Property, plant and equipment	36,636	2,258	—	38,894
Provisions	2,849	10,010	—	12,859
Deferred revenue	14,638	(6,506)	—	8,132
Net defined benefit liability	97,248	(4,368)	(44,447)	48,433
Unrealized exchange losses	2,161	22,056	—	24,217
Others	2,749	2,876	—	5,625
Total	180,598	23,135	(44,447)	159,286
Deferred tax liabilities
Property, plant and equipment	(192,687)	75,713	—	(116,974)
Financial assets at fair value through other comprehensive income	(85,402)	—	12,559	(72,843)
Gain on investment in associates	—	(11,923)	—	(11,923)
Others	(88)	87	—	(1)
Total	(278,177)	63,877	12,559	(201,741)
Information presented on statements of financial position:
Deferred tax assets	180,598			159,286
Deferred tax liabilities	(278,177)			(201,741)

	2023
	January 1	Recognized in profit or loss	Recognized in other comprehensive income	December 31
	NT$000	NT$000	NT$000	NT$000
Deferred tax assets
Loss on inventories	21,126	16,127	—	37,253
Property, plant and equipment	38,894	1,847	—	40,741
Provisions	12,859	1,518	—	14,377
Deferred revenue	8,132	(6,506)	—	1,626
Net defined benefit liability	48,433	(4,236)	(2,140)	42,057
Unrealized exchange losses	24,217	(6,032)	—	18,185
Others	5,625	3,418	—	9,043
Total	159,286	6,136	(2,140)	163,282
Deferred tax liabilities
Property, plant and equipment	(116,974)	42,142	—	(74,832)
Financial assets at fair value through other comprehensive income	(72,843)	—	51,638	(21,205)
Gain on investment in associates	(11,923)	(19,228)	—	(31,151)
Others	(1)	(4)	—	(5)
Total	(201,741)	22,910	51,638	(127,193)
Information presented on statements of financial position:
Deferred tax assets	159,286			163,282
Deferred tax liabilities	(201,741)			(127,193)

	2024
	January 1	Recognized in profit or loss	Recognized in other comprehensive income	December 31
	NT$000	NT$000	NT$000	NT$000
Deferred tax assets
Loss on inventories	37,253	(5,223)	—	32,030
Property, plant and equipment	40,741	1,711	—	42,452
Provisions	14,377	(10)	—	14,367
Deferred revenue	1,626	(1,626)	—	—
Net defined benefit liability	42,057	(4,879)	(11,261)	25,917
Unrealized exchange losses	18,185	(18,185)	—	—
Others	9,043	2,404	—	11,447
Total	163,282	(25,808)	(11,261)	126,213
Deferred tax liabilities
Property, plant and equipment	(74,832)	9,086	—	(65,746)
Unrealized exchange gaines	—	(9,810)	—	(9,810)
Financial assets at fair value through other comprehensive income	(21,205)	—	3,458	(17,747)
Gain on investment in associates	(31,151)	31,151	—	—
Others	(5)	(2)	—	(7)
Total	(127,193)	30,425	3,458	(93,310)
Information presented on statements of financial position:
Deferred tax assets	163,282			126,213
Deferred tax liabilities	(127,193)			(93,310)